Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 31,414	$ 342,996	$ 18,886
Inventories	163,806	243,448
Prepaid expenses and other assets	474,032	577,665	5,930
Total current assets	669,252	1,164,109	24,816
Property and equipment, net	60,929	67,193	18,817
Operating lease right of use asset	185,728	205,053
Deposits	6,700	6,700	11,600
Total assets	922,609	1,443,055	55,233
Current liabilities
Accounts payable	1,074,936	1,885,390	13,030
Accrued legal costs	7,353,667	6,765,906	208,432
Accrued interest expense	1,375,472	1,014,360
Other accrued expenses	1,408,876	1,867,822	2,165
Investor deposit	1,000,000
Other current liabilities	623,780	123,780
Deferred revenue	673,878	525,000
Notes payable	429,370	429,370
Loan payable	6,680,769	5,200,000
Operating lease liability - current portion	78,786	75,808
Share based compensation liabilities	582,332	862,614
Forward purchase agreements	201,250	717,000
Deferred underwriting fees	5,635,000	5,635,000
Total current liabilities	28,529,632	26,534,166	849,126
Operating lease liability - non current portion	116,323	136,899
Earnout liabilities	611,000	1,964,000
Total liabilities	29,256,955	28,635,065	849,126
Commitments and contingencies (note 16)
Stockholders’ deficit
Preferred
Common stock	1,602	1,534	622
Subscription receivable	(149,999)
Additional paid in capital	1,511,769		344,892
Accumulated deficit	(29,697,718)	(27,193,544)	(1,139,407)
Total stockholders’ deficit	(28,334,346)	(27,192,010)	(793,893)
Total liabilities and stockholders’ deficit	922,609	1,443,055	55,233
Related Party
Current liabilities
Accounts payable - related party (note 8)		20,600	188,000
Convertible notes payable, net - related party (note 11)	$ 1,411,516	$ 1,411,516	$ 437,499